Income Tax, Movements in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [Abstract]
Beginning of period	$ 172,268	$ 152,290
Increase/(decrease) through the consolidated income statement	29,197	46,855
Increase/(decrease) through other consolidated comprehensive income (equity)	(46,344)	(23,712)
Business combinations (Note 5)		4,410
Currency translation differences and other	(5,465)	(7,575)
End of period	149,656	172,268
Deferred tax liabilities [Abstract]
Beginning of period	308,859	260,923
Increase/(decrease) through the consolidated income statement	(19,864)	32,059
Increase/(decrease) through other consolidated comprehensive income (equity)	17,608
Business combinations (Note 5)		4,910
Currency translation differences and other	(10,122)	10,967
End of period	$ 296,481	$ 308,859